Accounts Receivable - Summary of Carrying Amounts of Accounts Receivable (Details) - USD ($)		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Product sales
Loss allowance	[1]			$ (40,615)
Current trade receivables				946,944
Product Sales, United States Dollar [Member]
Product sales				713,744
Product Sales, Singapore Dollar [Member]
Product sales				$ 273,815

[1]	The Company applies IFRS 9 simplified approach to measuring expected credit losses using a lifetime expected credit loss allowance for trade receivables.